As filed with the Securities and Exchange Commission on January 30, 1998.

                                                               File No. 33-44712
                                                               File No. 811-6509
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20546

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                | |

                         POST-EFFECTIVE AMENDMENT NO. 15           |X|
                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940            | |

                                AMENDMENT NO. 17                   |X|


                                The Pillar Funds
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                                 2 Oliver Street
                           Boston, Massachusetts 02109
               --------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)


        Registrant's Telephone Number, including Area Code (800) 932-7781
                                                           --------------


                                  David G. Lee
                           c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                     ---------------------------------------
                     (Name and Address of Agent for Service)


                                   Copies to:
                            Richard W. Grant, Esquire
                           Morgan, Lewis & Bockius LLP
                              2000 One Logan Square
                             Philadelphia, PA 19103

  It is proposed that this filing will become effective (check appropriate box)

              |X| immediately upon filing pursuant to Paragraph (b)

              |_| on (date) pursuant to Paragraph (b)

              |_| 60 days after filing pursuant to Paragraph (a)

              |_| 75 days after filing pursuant to Paragraph (a)

              |_| on (date) pursuant to Paragraph (a) of Rule 485

================================================================================

                                THE PILLAR FUNDS
                              CROSS REFERENCE SHEET

 PART A - Prime Obligation Money Market, U.S. Treasury Securities Money Market,
    Tax-Exempt Money Market, Fixed Income, New Jersey Municipal Securities, Pennsylvania Municipal Securities, Equity Growth, Equity Value, Equity Income,
         Balanced and International Growth Funds - Class A and B Shares

U.S. Treasury Securities Money Market, Prime Obligation Money Market, Tax-Exempt
   Money Market, Fixed Income, New Jersey Municipal Securities, Pennsylvania Municipal Securities, Intermediate-Term Government Securities, Equity Growth,
Equity Value, Equity Income, Mid Cap, International Growth and Balanced Funds -
                                 Class I Shares


N-1A ITEM NO.                                                          LOCATION
-------------                                                          --------
Item 1.   Cover Page................................................   Cover Page
Item 2.   Synopsis..................................................   Summary
Item 3.   Condensed Financial Information...........................   Financial Highlights
Item 4.   General Description of Registrant.........................   The Trust; Investment Objectives and
                                                                          Policies; Investment Limitations;
                                                                          Description of Permitted Investments
Item 5.   Management of the Trust...................................   The Advisor; The Sub-Advisor; The
                                                                          Administrator; The Shareholder
                                                                          Servicing Agent; The Distributor;
                                                                          General Information--The Trust;
                                                                          General Information--Trustees of the
                                                                          Trust
Item 5A.  Management's Discussion of Fund Performance...............   *
Item 6.   Capital Stock and Other Securities........................   Taxes; General Information--Dividends
Item 7.   Purchase of Securities Being Offered......................   Cover Page; The Distributor; Purchase
                                                                          and Redemptions of Shares
Item 8.   Redemption or Repurchase..................................   Purchase and Redemption of Shares
Item 9.   Pending Legal Proceedings.................................   Not Applicable

PART A - Short-Term Investment, Intermediate-Term Government Securities,
                    GNMA and Mid Cap Funds - Class A Shares

              Short-Term Investment and GNMA Funds - Class I Shares

 U.S. Treasury Securities Money Market and Prime Obligation Money Market Fund -
                                 Class I Shares

 U.S. Treasury Securities Money Market - Class A Shares, Prime Obligation Money
      Market - Class S Shares and Tax-Exempt Money Market - Class A Shares

                     Institutional Select Money Market Fund

                 U.S. Treasury Securities Plus Money Market Fund


N-1A ITEM NO.                                                          LOCATION
-------------                                                          --------
Item 1.   Cover Page................................................   Cover Page
Item 2.   Synopsis..................................................   Summary
Item 3.   Condensed Financial Information...........................   Financial Highlights
Item 4.   General Description of Registrant.........................   The Trust; Investment Objectives and
                                                                          Policies; Investment Limitations;
                                                                          Description of Permitted Investments
Item 5.   Management of the Trust...................................   The Advisor; The Administrator; The
                                                                          Shareholder Servicing Agent; The
                                                                          Distributor; General Information--The
                                                                          Trust; General Information--Trustees
                                                                          of the Trust
Item 5A.  Management's Discussion of Fund Performance...............   *
Item 6.   Capital Stock and Other Securities........................   Taxes; General Information--Dividends
Item 7.   Purchase of Securities Being Offered......................   Cover Page; The Distributor; Purchase
                                                                          and Redemption of Shares
Item 8.   Redemption or Repurchase..................................   Purchase and Redemption of Shares
Item 9.   Pending Legal Proceedings.................................   Not Applicable


                                PART B--All Funds

Item 10.  Cover Page................................................   Cover Page
Item 11.  Table of Contents.........................................   Table of Contents
Item 12.  General Information and History...........................   General Information and History--The
                                                                          Trust
Item 13.  Investment Objectives and Policies........................   Investment Objectives and Policies--
                                                                          Description of Permitted Investments;
                                                                          Investment Objectives and Policies--
                                                                          Investment Limitations
Item 14.  Management of the Registrant..............................   General Information--Trustees of the
                                                                           Trust (Prospectus); Management of
                                                                           the Trust--Trustees and Officers of the
                                                                           Trust; Management of the Trust--The
                                                                           Administrator

Item 15.  Control Persons and Principal Holders of Securities.......   Management of the Trust--Trustees and
                                                                          Officers of the Trust
Item 16.  Investment Advisory and Other Services....................   Management of the Trust--The Advisor;
                                                                          Management of the Trust--The Sub-
                                                                          Advisor: Management of the Trust--
                                                                          The Administrator; The Distributor
                                                                          and Distribution Plans; Shareholder
                                                                          Services; Experts
Item 17.  Brokerage Allocation and Other Practices..................   Fund Transactions--General; Fund
                                                                          Transactions--Trading Practices and
                                                                          Brokerage
Item 18.  Capital Stock and Other Securities........................   General Information and History--
                                                                          Description of Shares
Item 19.  Purchase, Redemption, and Pricing of
            Securities Being Offered................................   Purchase and Redemption of Shares
                                                                          (Prospectus and Statement of
                                                                          Additional Information);
                                                                          Determination of Net Asset Value
Item 20.  Tax Status................................................   Taxes (Prospectus and Statement of
                                                                          Additional Information)
Item 21.  Underwriters..............................................   The Distributor and Distribution Plans
Item 22.  Calculation of Performance Data...........................   Performance--Computation of Yield;
                                                                          Performance--Calculation of Total
                                                                          Return
Item 23.  Financial Statements......................................   Financial Information


PART C Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

----------
* Information required by Item 5A is contained in the 1997 Annual Report to Shareholders.

The Prospectuses, which include the Registrant's (i) Prime Obligation Money Market (Class A, Class B and Class I Shares), U.S. Treasury Securities Money Market, Tax-Exempt Money Market, Short-Term Investment, Fixed Income, New Jersey Municipal Securities, Pennsylvania Municipal Securities, Intermediate-Term Government Securities, GNMA, Equity Growth, Equity Value, Equity Income, Mid Cap, International Growth, Balanced and U.S. Treasury Securities Plus Money Market Funds, included as part of Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-44712 and 811-6509), filed with the Securities and Exchange Commission (the "SEC") on April 30, 1997 (Accession Number 0000950115-97-000670); (ii) Institutional Select Money Market Fund, included as part of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-44712 and 811-6509), filed with the SEC on May 22, 1997 (Accession Number 0000950115-97-000852); and (iii) Prime Obligation Money Market Fund (Class S Shares) and Registrant's Statement of Additional Information, included as part of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed with the SEC on June 12, 1997 (Accession Number 0000950115-97-000928) remain in effect as of the date hereof.

                                THE PILLAR FUNDS

                           Commercial Sweep Prospectus

                     Institutional Select Money Market Fund
           U.S. Treasury Securities Money Market Fund (Class I Shares)
               Prime Obligation Money Market Fund (Class I Shares)

                        Supplement dated January 30, 1998
                     to the Prospectus dated August 12, 1997

The Prospectus, dated August 12, 1997, is hereby amended by the addition of the following unaudited financial information for (i) the Institutional Select Money Market Fund for the period July 1, 1997 to December 31, 1997; and (ii) the U.S. Treasury Securities Money Market Fund (Class I Shares) and Prime Obligation Money Market Fund (Class I Shares) (collectively, the "Funds") for the period January 1, 1997 to June 30, 1997.

Financial Highlights

The following table provides unaudited financial highlights for the Funds for the periods indicated.

For a share outstanding throughout the period:

                                                                   Institutional         U.S. Treasury         Prime Obligation
                                                                    Select Money        Securities Money         Money Market
                                                                   Market Fund(1)         Market Fund                Fund
                                                                       7/1/97                1/1/97                 1/1/97
                                                                         to                    to                     to
                                                                      12/31/97              6/30/97                6/30/97
                                                                   --------------       ----------------       ----------------
Net Asset Value Beginning of Period                                     $1.00                 $1.00                   $1.00
Net Investment Income                                                   $0.03                 $0.02                   $0.02
Distributions from Net Investment Income                               $(0.03)               $(0.02)                 $(0.02)
Net Asset Value End of Period                                           $1.00                 $1.00                   $1.00
Total Return**                                                           2.71%                 2.21%                   2.41%
Net Assets End of Period (000)                                        $61,522              $543,382                $384,521
Ratio of Expenses to Average Net Assets*                                 0.30%                 0.65%                   0.65%
Ratio of Net Income to Average Net Assets *                              5.34%                 4.42%                   4.81%
Ratio of Expenses to Average Net Assets (Excluding Waivers)*             0.35%                 0.67%                   0.66%
Ratio of Net Income to Average Net Assets (Excluding Waivers)*           5.29%                 4.40%                   4.80%
-------------------------------------------------------------------------------------------------------------------------------

----------

(1)  Commenced operations on July 1, 1997.
*    Annualized.
**   Returns for the periods indicated have not been annualized.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


PIL-

                                THE PILLAR FUNDS

                       Prime Obligation Money Market Fund
                   U.S. Treasury Securities Money Market Fund
                          Tax-Exempt Money Market Fund
                                Fixed Income Fund
                      New Jersey Municipal Securities Fund
                     Pennsylvania Municipal Securities Fund
                               Equity Growth Fund
                                Equity Value Fund
                               Equity Income Fund
                                  Balanced Fund
                            International Growth Fund

                           Class A and Class B Shares

                        Supplement dated January 30, 1998
                     to the Prospectus dated April 30, 1997

The Prospectus, dated April 30, 1997, is hereby amended by the addition of the following unaudited financial information for (i) the Class A Shares of the Prime Obligation Money Market Fund, U.S. Treasury Securities Money Market Fund, Tax-Exempt Money Market Fund, New Jersey Municipal Securities Fund and Pennsylvania Municipal Securities Fund for the period January 1, 1997 to June 30, 1997; and (ii) the Class A and Class B Shares of the Fixed Income Fund, Equity Growth Fund, Equity Value Fund, Equity Income Fund, Balanced Fund and International Growth Fund (collectively, the "Funds") for the period January 1, 1997 to June 30, 1997.

Financial Highlights

The following table provides unaudited financial highlights for the Funds for the period January 1, 1997 to June 30, 1997.

For a Class A share outstanding throughout the period:


                                 U.S.
                    Prime      Treasury     Tax-                          Pennsyl-
                  Obligation  Securities   Exempt            New Jersey    vania                                             Inter-
                    Money       Money      Money    Fixed    Municipal    Municipal   Equity    Equity    Equity            national
                    Market      Market     Market   Income   Securities  Securities   Growth     Value    Income  Balanced   Growth
                     Fund        Fund       Fund     Fund       Fund        Fund       Fund     Fund(1)    Fund     Fund      Fund
                  ----------  ----------   ------   ------   ----------  ----------   ------    -------   ------  --------  --------
Net Asset Value
 Beginning of
 Period             $ 1.00      $ 1.00     $ 1.00   $10.20     $10.70      $10.17     $10.00     $13.35   $13.35    $11.40   $11.22
Net Investment
 Income             $ 0.02      $ 0.02     $ 0.01   $ 0.28     $ 0.25      $ 0.21         --     $ 0.08   $ 0.15    $ 0.17   $ 0.07
Realized and
Unrealized Gains
 or Losses on
 Securities             --          --         --   $(0.06)        --      $(0.01)    $ 0.86     $ 2.20   $ 1.88    $ 1.17   $ 1.07
Distributions
 from Net
 Investment
 Income             $(0.02)     $(0.02)    $(0.01)  $(0.28)    $(0.23)     $(0.21)        --     $(0.08)  $(0.14)   $(0.16)     --
Distributions
 from Capital
 Gains                  --          --         --       --         --          --         --         --       --        --      --
----------------------------------------------------------------------------------------------------------------------------------


                                 U.S.
                    Prime      Treasury     Tax-                          Pennsyl-
                  Obligation  Securities   Exempt            New Jersey    vania                                             Inter-
                    Money       Money      Money    Fixed    Municipal    Municipal   Equity    Equity    Equity            national
                    Market      Market     Market   Income   Securities  Securities   Growth     Value    Income  Balanced   Growth
                     Fund        Fund       Fund     Fund       Fund        Fund       Fund     Fund(1)    Fund     Fund      Fund
                  ----------  ----------   ------   ------   ----------  ----------   ------    -------   ------  --------  --------
Net Asset Value
 End of Period     $  1.00      $ 1.00     $ 1.00   $10.14     $ 10.72     $10.16    $ 10.86     $ 15.55  $ 15.24   $ 12.58  $12.36
Total Return+/**      2.28%       2.08%      1.37%    2.22%       2.40%      2.02%      8.61%      17.13%   15.29%    11.88%  10.16%
Net Assets End of
 Period (000)      $14,519      $3,293     $4,350   $4,023     $17,716     $  342    $    96     $12,684  $14,914   $ 9,727    $757
Ratio of
 Expenses to
 Average Net
 Assets*              0.90%       0.90%      0.90%    1.05%       1.05%      1.05%      1.05%       1.05%    1.05%     1.05%   1.75%
Ratio of Net
 Income to
 Average Net
 Assets*              4.57%       4.17%      2.76%    5.62%       4.41%      4.20%      0.02%       1.19%    2.14%     2.86%   1.04%
Ratio of
 Expenses to
 Average Net
 Assets
 (Excluding
 Waivers)*            0.91%       0.92%      0.92%    1.16%       1.17%      1.33%      1.12%       1.30%    1.31%     1.36%   1.95%
Ratio of Net
 Income to
 Average Net
 Assets
 (Excluding
 Waivers)*            4.56%       4.15%      2.74%     5.51%      4.29%      3.93%     (0.05)%      0.94%    1.88%     2.55%   0.84%
Portfolio
 Turnover Rate          --          --         --     26.14%     14.01%     39.79%     52.52%      26.77%   22.36%    30.56%  36.32%
Average
 Commission
 Rate++                 --          --         --        --         --         --    $0.0636     $0.0835  $0.0930   $0.1166 $0.0050
-----------------------------------------------------------------------------------------------------------------------------------

+    Total Return does not reflect the sales load on Class A Shares.
++   Average commission rate paid per share for security purchases and sales during the period.
*    Annualized.
**   Returns are for the period indicated and have not been annualized.
(1) Commenced operations on February 3, 1997. Ratios for this period have been annualized.

Financial Highlights

The following table provides unaudited financial highlights for the Fixed Income Fund, Equity Growth Fund, Equity Value Fund, Equity Income Fund, Balanced Fund and International Growth Fund for the period January 1, 1997 to June 30, 1997. Because the Class B Shares of the Prime Obligation Money Market Fund were not operational as of June 30, 1997, no financial highlights are presented for that Fund.

For a Class B share outstanding throughout the period:


                                                Equity
                            Fixed Income        Growth         Equity Value     Equity Income      Balanced       International
                               Fund(1)          Fund (2)          Fund(3)          Fund(4)          Fund(4)       Growth Fund(5)
                            ------------        --------       ------------     -------------      --------       --------------
Net Asset Value
 Beginning of Period          $10.11             $ 10.41         $ 14.81           $ 14.34          $ 11.93          $ 11.45
Net Investment Income         $ 0.18             $ (0.01)             --           $  0.01          $  0.01          $  0.01
Realized and Unrealized
 Gains or Losses
 on Securities                $ 0.07             $  0.43         $  0.76             $0.92          $  0.68          $  0.91
Distributions from Net
 Investment Income            $(0.18)                 --         $ (0.03)          $ (0.07)         $ (0.08)              --
Distributions from
 Capital Gains                    --                  --              --                --               --               --
Net Asset Value
 End of Period                $10.18             $ 10.83         $ 15.54           $ 15.20          $ 12.54          $ 12.37
Total Return+/**                1.29%               4.34%           5.15%             6.51%            5.78%            8.03%
Net Assets
 End of Period (000)          $   20             $    26         $   899           $ 1,160          $   510          $    32
Ratio of Expenses to
 Average Net Assets*            1.80%               1.80%           1.80%             1.80%            1.80%            2.50%
Ratio of Net Income to
 Average Net Assets*            4.87%              (0.78)%          0.15%             1.46%            1.75%            1.93%
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers)*           1.87%               2.07%           2.04%             2.04%            2.00%            2.81%
Ratio of Net Income to
 Average Net Assets
 (Excluding Waivers)*           4.80%              (1.05)%         (0.09)%            1.22%            1.55%            1.62%
Portfolio Turnover Rate        26.14%              52.52%          26.77%            22.36%           30.56%           36.32%
Average Commission Rate++         --             $0.0636         $0.0835           $0.0930          $0.1166          $0.0050
--------------------------------------------------------------------------------------------------------------------------------

+    Total Return does not reflect the sales load on Class B Shares.
++ Average commission rate paid per share for security purchases and sales during the period.
*    Annualized.
**   Returns are for the period indicated and have not been annualized.
(1) Commenced operations on May 16, 1997. Ratios for this period have been annualized.
(2) Commenced operations on May 21, 1997. Ratios for this period have been annualized.
(3) Commenced operations on May 12, 1997. Ratios for this period have been annualized.
(4) Commenced operations on May 8, 1997. Ratios for this period have been annualized.
(5) Commenced operations on May 7, 1997. Ratios for this period have been annualized.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PIL-

                                THE PILLAR FUNDS

                   U.S. Treasury Securities Money Market Fund
                       Prime Obligation Money Market Fund
                          Tax-Exempt Money Market Fund
                                Fixed Income Fund
                      New Jersey Municipal Securities Fund
                     Pennsylvania Municipal Securities Fund
                  Intermediate-Term Government Securities Fund
                               Equity Growth Fund
                                Equity Value Fund
                               Equity Income Fund
                                  Mid Cap Fund
                                  Balanced Fund
                            International Growth Fund

                                 Class I Shares

                        Supplement dated January 30, 1998
                     to the Prospectus dated April 30, 1997

The Prospectus, dated April 30, 1997, is hereby amended by the addition of the following unaudited financial information for the Class I Shares of the U.S. Treasury Securities Money Market Fund, Prime Obligation Money Market Fund, Tax-Exempt Money Market Fund, Fixed Income Fund, New Jersey Municipal Securities Fund, Pennsylvania Municipal Securities Fund, Intermediate-Term Government Securities Fund, Equity Growth Fund, Equity Value Fund, Equity Income Fund, Mid Cap Fund, Balanced Fund and International Growth Fund (collectively, the "Funds") for the period January 1, 1997 to June 30, 1997.

Financial Highlights

The following table provides unaudited financial highlights for the Funds for the period January 1, 1997 to June 30, 1997.

For a share outstanding throughout the period:


                                                                                     Inter-
                  U.S.      Prime                            New                    mediate-
                Treasury    Obli-      Tax-                Jersey       Pennsyl-      Term
               Securities   gation    Exempt                Muni-        vania      Govern-
                 Money      Money     Money     Fixed       cipal      Municipal      ment      Equity    Equity     Equity
                 Market     Market    Market    Income    Securities   Securities  Securities   Growth    Value      Income
                  Fund       Fund      Fund      Fund        Fund         Fund        Fund      Fund(1)    Fund       Fund
               ----------   ------    ------    ------    ----------   ----------  ----------   -------   ------     ------
Net Asset
 Value
 Beginning
 of Period       $ 1.00     $ 1.00    $ 1.00    $10.21      $10.71       $10.17      $10.16     $10.00    $13.35    $ 13.32
Net
 Investment
 Income          $ 0.02     $ 0.02    $ 0.01    $ 0.30      $ 0.24       $ 0.22      $ 0.28     $ 0.01    $ 0.10    $  0.16
Realized and
 Unrealized
 Gains or
 Losses on
 Securities          --         --        --    $(0.04)     $ 0.04       $ 0.02      $(0.01)    $ 0.84    $ 2.20    $  1.89
Distributions
 from Net
 Investment
 Income          $(0.02)    $(0.02)   $(0.01)   $(0.30)     $(0.24)      $(0.22)     $(0.28)    $(0.01)   $(0.10)   $ (0.16)



                                      Inter-
                  Mid                national
                  Cap     Balanced    Growth
                  Fund      Fund       Fund
                 ------   --------   --------
Net Asset
 Value
 Beginning
 of Period       $13.33    $11.39     $11.23
Net
 Investment
 Income          $ 0.04    $ 0.18     $ 0.08
Realized and
 Unrealized
 Gains or
 Losses on
 Securities      $ 0.77    $ 1.17     $ 1.08
Distributions
 from Net
 Investment
 Income          $(0.04)   $(0.18)        --


                                                                                             Inter-
                   U.S.        Prime                                New                     mediate-
                 Treasury      Obli-        Tax-                  Jersey       Pennsyl-       Term
                Securities     gation      Exempt                  Muni-        vania        Govern-
                  Money        Money       Money      Fixed        cipal      Municipal       ment       Equity        Equity
                  Market       Market      Market     Income     Securities   Securities   Securities    Growth         Value
                   Fund         Fund        Fund       Fund         Fund         Fund         Fund       Fund(1)        Fund
                ----------    --------    -------    --------    ---------    ----------   ----------    --------     --------

Distributions
 from Capital
 Gains                 --           --         --          --          --           --          --             --           --
Net Asset
 Value End of
 Period          $   1.00     $   1.00    $  1.00    $  10.17    $  10.75      $ 10.19     $ 10.15       $  10.84     $  15.55
Total
 Return**            2.21%        2.41%      1.50%       2.55%       2.72%        2.43%       2.74%          8.53%       17.27%
Net Assets
 End of
 Period (000)    $543,382     $384,521    $67,426    $255,331    $128,852      $40,735     $32,619       $189,397     $236,917
Ratio of
 Expenses to
 Average Net
 Assets*             0.65%        0.65%      0.65%       0.80%       0.80%        0.80%       0.80%          0.80%        0.80%
Ratio of Net
 Income to
 Average Net
 Assets*             4.42%        4.81%      3.00%       5.96%       4.82%        4.53%       5.68%          0.29%        1.49%
Ratio of
 Expenses to
 Average Net
 Assets
 (Excluding
 Waivers)*           0.67%        0.66%      0.68%       0.91%       0.91%        0.98%       0.97%          1.04%        1.06%
Ratio of Net
 Income to
 Average Net
 Assets
 (Excluding
 Waivers)*           4.40%        4.80%      2.97%       5.85%       4.71%        4.35%       5.51%          0.05%        1.23%
Portfolio
 Turnover
 Rate                  --           --         --       26.14%      14.01%       39.79%      36.71%         52.52%       26.77%
Average
 Commission
 Rate+                 --           --         --          --          --           --          --       $ 0.0636     $ 0.0835
------------------------------------------------------------------------------------------------------------------------------




                                                              Inter-
                       Equity          Mid                   national
                       Income          Cap      Balanced      Growth
                        Fund          Fund        Fund         Fund
                      --------       -------    --------     --------
Distributions
 from Capital
 Gains                      --            --          --           --
Net Asset
 Value End of
 Period               $  15.21       $ 14.10     $ 12.56      $ 12.39
Total
 Return**                15.47%         6.07%      11.95%       10.33%
Net Assets
 End of
 Period (000)         $113,372       $46,358     $23,525      $16,458
Ratio of
 Expenses to
 Average Net
 Assets*                  0.80%         0.80%       0.80%        1.50%
Ratio of Net
 Income to
 Average Net
 Assets*                  2.48%         0.54%       3.11%        1.36%
Ratio of
 Expenses to
 Average Net
 Assets
 (Excluding
 Waivers)*                1.06%         1.09%       1.11%        1.70%
Ratio of Net
 Income to
 Average Net
 Assets
 (Excluding
 Waivers)*                2.22%         0.25%       2.80%        1.16%
Portfolio
 Turnover
 Rate                    22.36%         0.00%      30.56%       36.32%
Average
 Commission
 Rate+                $ 0.0930       $0.0869     $0.1166      $0.0050
---------------------------------------------------------------------

+ Average commission rate paid per share for security purchases and sales during the period.
*    Annualized.
**   Returns are for the period indicated and have not been annualized.
(1) Commenced operations on February 3, 1997. Ratios for this period have been annualized.


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PIL-

                                THE PILLAR FUNDS

                     Institutional Select Money Market Fund

     Supplement dated January 30, 1998 to the Prospectus dated June 30, 1997

The Prospectus, dated June 30, 1997, is hereby amended by the addition of the following unaudited financial information for the Institutional Select Money Market Fund for the period July 1, 1997 to December 31, 1997.

Financial Highlights

The following table provides unaudited financial highlights for the Institutional Select Money Market Fund for the period July 1, 1997 to December 31, 1997.

For a share outstanding throughout the period:


                                                            Institutional Select
                                                            Money Market Fund(1)
                                                            --------------------
Net Asset Value Beginning of Period                               $  1.00
Net Investment Income                                             $  0.03
Realized and Unrealized Gains or Losses on Securities                  --
Distributions from Net Investment Income                          $ (0.03)
Distributions from Capital Gains                                       --
Net Asset Value End of Period                                     $  1.00
Total Return                                                         2.71%
Net Assets End of Period (000)                                    $61,522
Ratio of Expenses to Average Net Assets*                             0.30%
Ratio of Net Income to Average Net Assets*                           5.34%
Ratio of Expenses to Average Net Assets (Excluding  Waivers)*        0.35%
Ratio of Net Income to Average Net Assets (Excluding Waivers)*       5.29%
--------------------------------------------------------------------------------


*    Annualized.
**   Total return is for the period indicated and has not been annualized.
(1)  Commenced operations on July 1, 1997.


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PIL-

                                THE PILLAR FUNDS

                 U.S. Treasury Securities Plus Money Market Fund

                        Supplement dated January 30, 1998
                     to the Prospectus dated April 30, 1997

The Prospectus, dated April 30, 1997, is hereby amended by the addition of the following unaudited financial information for the U.S. Treasury Securities Plus Money Market Fund for the period January 1, 1997 to June 30, 1997.

Financial Highlights

The following table provides audited financial highlights for the U.S. Treasury Securities Plus Money Market Fund for the period January 1, 1997 to June 30, 1997.

For a share outstanding throughout the period:

                                                                   U.S. Treasury Securities Plus Money
                                                                               Market Fund
                                                                   -----------------------------------
Net Asset Value Beginning of Period                                              $  1.00
Net Investment Income                                                            $  0.02
Distributions from Net Investment Income                                         $ (0.02)
Net Asset Value End of Period                                                    $  1.00
Total Return**                                                                      2.37%
Net Assets End of Period (000)                                                   $71,275
Ratio of Expenses to Average Net Assets*                                            0.55%
Ratio of Net Income to Average Net Assets*                                          4.73%
Ratio of Expenses to Average Net Assets (Excluding Waivers)*                        0.65%
Ratio of Net Income to Average Net Assets (Excluding Waivers)*                      4.63%
------------------------------------------------------------------------------------------------------

*    Annualized.
**   Total return is for the period indicated and has not been annualized.


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


                                THE PILLAR FUNDS

                           Short-Term Investment Fund
                                    GNMA Fund

                                 Class I Shares

                        Supplement dated January 30, 1998
                     to the Prospectus dated April 30, 1997

The Prospectus, dated April 30, 1997, is hereby amended by the addition of the following unaudited financial information for the Class I Shares of the Short-Term Investment Fund and GNMA Fund (collectively, the "Funds") for the period January 1, 1997 to June 30, 1997.

Financial Highlights

The following table provides unaudited financial highlights for the Funds for the period January 1, 1997 to June 30, 1997.

For a share outstanding throughout the period:


                                                               Short-Term Investment Fund       GNMA Fund
                                                               --------------------------       ---------
Net Asset Value Beginning of Period                                     $ 10.01                   $ 9.63
Net Investment Income                                                   $  0.23                   $ 0.31
Realized and Unrealized Gains or Losses on Securities                   $ (0.01)                  $ 0.03
Distributions from Net Investment Income                                $ (0.23)                  $(0.31)
Distributions from Capital Gains                                             --                       --
Net Asset Value End of Period                                           $ 10.00                   $ 9.66
Total Return**                                                             2.28%                    3.60%
Net Assets End of Period (000)                                          $29,036                   $6,122
Ratio of Expenses to Average Net Assets*                                   0.80%                    0.80%
Ratio of Net Income to Average Net Assets*                                 4.72%                    6.51%
Ratio of Expenses to Average Net Assets (Excluding Waivers)*               1.06%                    1.16%
Ratio of Net Income to Average Net Assets (Excluding Waivers)*             4.46%                    6.15%
Portfolio Turnover Rate                                                    0.00%                    0.00%
---------------------------------------------------------------------------------------------------------

*    Annualized.
**   Returns are for the period indicated and have not been annualized.


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


                                THE PILLAR FUNDS

                           Short-Term Investment Fund
                  Intermediate-Term Government Securities Fund
                                    GNMA Fund
                                  Mid Cap Fund

                                 Class A Shares

                        Supplement dated January 30, 1998
                     to the Prospectus dated April 30, 1997

The Prospectus, dated April 30, 1997, is hereby amended by the addition of the following unaudited financial information for the Class A Shares of the Short-Term Investment Fund, Intermediate-Term Government Securities Fund, GNMA Fund and Mid Cap Fund (collectively, the "Funds") for the period January 1, 1997 to June 30, 1997.

Financial Highlights

The following table provides unaudited financial highlights for the Funds for the period January 1, 1997 to June 30, 1997.

For a share outstanding throughout the period:


                                                      Short-Term    Intermediate-Term
                                                      Investment        Government
                                                         Fund        Securities Fund     GNMA Fund      Mid Cap Fund
                                                      ----------    -----------------    ---------      ------------
Net Asset Value Beginning of Period                     $10.02           $10.16            $ 9.61          $ 13.31
Net Investment Income                                   $ 0.22           $ 0.27            $ 0.31          $  0.02
Realized and Unrealized Gains or Losses on Securities       --           $(0.02)           $ 0.02          $  0.76
Distributions from Net Investment Income                $(0.22)          $(0.27)           $(0.30)         $ (0.02)
Distributions from Capital Gains                            --             --                  --               --
Net Asset Value End of Period                           $10.02           $10.14            $ 9.64          $ 14.07
Total Return+/**                                          2.25%            2.51%             3.48%            5.86%
Net Assets End of Period (000)                          $  943           $1,930            $1,138          $ 4,979
Ratio of Expenses to Average Net Assets*                  1.05%            1.05%             1.05%            1.05%
Ratio of Net Income to Average Net Assets*                4.47%            5.39%             6.28%            0.29%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers)*                                    1.31%            1.22%             1.40%            1.34%
Ratio of Net Income to Average Net Assets
  (Excluding Waivers)*                                    4.22%            5.22%             5.93%            0.00%
Portfolio Turnover Rate                                   0.00%           36.71%             0.00%            0.00%
Average Commission Rate++                                   --               --                --          $0.0869
--------------------------------------------------------------------------------------------------------------------

+    Total Return does not reflect the sales load on Class A Shares.
++ Average commission rate paid per share for security purchases and sales during the period.
*    Annualized.
**   Returns are for the period indicated and have not been annualized.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PIL-

                                THE PILLAR FUNDS

                             Retail Sweep Prospectus

           U.S. Treasury Securities Money Market Fund (Class A Shares)
               Prime Obligation Money Market Fund (Class S Shares)
                  Tax-Exempt Money Market Fund (Class A Shares)

                        Supplement dated January 30, 1998
                     to the Prospectus dated August 12, 1997


The Prospectus, dated August 12, 1997, is hereby amended by the addition of the following unaudited financial information for (i) the U.S. Treasury Securities Money Market Fund (Class A Shares) and Tax-Exempt Money Market Fund (collectively, the "Funds") for the period January 1, 1997 to June 30, 1997. Because the Class S Shares of the Prime Obligation Money Market Fund were not operational as of June 30, 1997, no financial highlights are presented for that Fund.


Financial Highlights


The following table provides unaudited financial highlights for the Funds for the period January 1, 1997 to June 30, 1997.


For a share outstanding throughout the period:



                                                                      U.S. Treasury      Tax-Exempt
                                                                    Securities Money    Money Market
                                                                       Market Fund          Fund
                                                                         1/1/97            1/1/97
                                                                           to                to
                                                                        6/30/97           6/30/97
                                                                    ----------------    -------------
Net Asset Value Beginning of Period                                      $ 1.00            $ 1.00
Net Investment Income                                                    $ 0.02            $ 0.01
Distributions from Net Investment Income                                 $(0.02)           $(0.01)
Net Asset Value End of Period                                            $ 1.00            $ 1.00
Total Return**                                                             2.08%             1.37%
Net Assets End of Period (000)                                           $3,293            $4,350
Ratio of Expenses to Average Net Assets*                                   0.90%             0.90%
Ratio of Net Income to Average Net Assets*                                 4.17%             2.76%
Ratio of Expenses to Average Net Assets (Excluding Waivers)*               0.92%             0.92%
Ratio of Net Income to Average Net Assets (Excluding Waivers)*             4.15%             2.74%
-----------------------------------------------------------------------------------------------------


*    Annualized.
**   Returns are for the period indicated and have not been annualized.



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PIL-

                                THE PILLAR FUNDS
                                  (the "Trust")

  Supplement dated January 30, 1998 to the Statement of Additional Information
              dated April 30, 1997 and supplemented August 12, 1997


The Statement of Additional Information for the Trust is hereby amended and supplemented by the following unaudited financial statements for the Institutional Select Money Market Fund for the period ended December 31, 1997. Additionally, unaudited financial statements for the U.S. Treasury Securities Plus Money Market, U.S. Treasury Securities Money Market, Prime Obligation Money Market (Class A and Class I Shares), Tax-Exempt Money Market, Short-Term Investment, Fixed Income, New Jersey Municipal Securities, Pennsylvania Municipal Securities, Equity Growth, Equity Value, Equity Income, Balanced, Intermediate-Term Government Securities, GNMA, Mid Cap, and International Growth Funds for the period ended June 30, 1997 are incorporated by reference to The Pillar Funds' Semi-Annual Report to Shareholders dated June 30, 1997.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


PIL-

================================================================================
Statement of Net Assets
As of December 31, 1997 (Unaudited)


INSTITUTIONAL SELECT MONEY MARKET FUND
--------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--14.2%
   Federal Home Loan Bank (A)
     5.520%, 01/23/98                   $1,368        $  1,363
     5.860%, 07/30/98                    1,000           1,000
     5.780%, 08/13/98                    1,000           1,000
     5.900%, 09/16/98                      500             500
     5.875%, 10/23/98                    1,000           1,000
     5.860%, 11/25/98                    1,000           1,000
     5.910%, 12/18/98                    1,000           1,000
   Federal Home Loan Mortgage
     Corporation
     5.700%, 01/22/98                      846             843
   Federal National Mortgage Association
     5.610%, 02/20/98                    1,000             992
                                                      --------
Total U.S. Government Agency Obligations
   (Cost $8,698)                                         8,698
                                                      --------

COMMERCIAL PAPER--56.7%
BANKS--18.4%
   Abbey National Bank
     5.530%, 01/14/98                    1,000             998
   Banc One
     5.730%, 01/16/98                      500             499
     5.750%, 02/13/98                    1,000             993
   Bank of America
     5.530%, 01/15/98                    1,000             998
   Bank of New York
     6.000%, 01/15/98                    1,000             998
   Bankers Trust
     5.550%, 01/12/98                    1,000             998
     5.750%, 03/30/98                    1,000             986
   Cargill
     5.680%, 03/10/98                    1,000             989
   Centric Funding
     5.750%, 01/05/98                      400             400
     5.730%, 04/08/98                    1,000             985
   Norwest Financial
     5.650%, 01/14/98                    1,000             998
   Toronto Dominion
     5.550%, 01/02/98                      500             500
     5.660%, 02/19/98                    1,000             992
                                                      --------
                                                        11,334
                                                      --------
FINANCIAL SERVICES--19.9%
   American Express
     5.800%, 01/12/98                    1,000             998
   Ford Motor Credit
     5.670%, 01/05/98                    1,000             999
   General Electric Capital
     5.750%, 01/06/98                      500             500
     5.700%, 01/13/98                    1,000             998
     5.600%, 01/14/98                      500             499




--------------------------------------------------------------
                                         FACE
DESCRIPTION                          AMOUNT (000)  VALUE (000)
--------------------------------------------------------------
   International Lease
     5.550%, 01/13/98                   $1,000        $    998
   Merrill Lynch
     5.620%, 01/16/98                    1,000             998
     5.710%, 01/22/98                      500             498
     5.720%, 03/13/98                      500             494
   National Rural
     5.690%, 03/20/98                    1,000             988
     5.690%, 04/28/98                      500             491
   Transamerica
     5.850%, 01/07/98                      966             965
     5.650%, 01/23/98                    1,000             997
   USAA Capital
     5.560%, 01/05/98                      800             799
     5.630%, 03/20/98                    1,000             988
                                                      --------
                                                        12,210
                                                      --------
INDUSTRIAL--12.7%
   AHP
     5.740%, 02/13/98                    1,000             993
   Ciesco
     5.700%, 01/13/98                    1,500           1,497
   Colonial Pipe
     5.800%, 01/09/98                    1,250           1,248
     5.650%, 06/10/98                      500             487
   FPL Fuels
     5.780%, 02/05/98                    1,000             994
   ILFC
     5.750%, 01/16/98                    1,000             998
   PHH
     5.650%, 01/30/98                      630             627
     5.700%, 03/27/98                    1,000             987
                                                      --------
                                                         7,831
                                                      --------
UTILITIES--5.7%
   Bell Atlantic
     5.900%, 01/20/98                    1,000             997
     5.800%, 01/21/98                    1,000             997
   BellSouth
     5.900%, 01/27/98                      500             498
     5.700%, 02/09/98                    1,000             994
                                                      --------
                                                         3,486
                                                      --------
Total Commercial Paper
   (Cost $34,861)                                       34,861
                                                      --------

CORPORATE OBLIGATIONS--2.4%
   Ford Capital
     9.375%, 01/01/98                    1,000           1,000
   John Deere (MTN)
     5.850%, 10/28/98                      500             500
                                                      --------
Total Corporate Obligations
   (Cost $1,500)                                         1,500
                                                      --------

================================================================================
2

                                                           [PILLAR LOGO OMITTED]
================================================================================



--------------------------------------------------------------
                                         FACE
DESCRIPTION                          AMOUNT (000)  VALUE (000)
--------------------------------------------------------------
REPURCHASE AGREEMENTS--28.2%
   Barclays
     6.46%, dated 12/31/97, matures
     01/02/98, repurchase price $8,604,821
     (collateralized by U.S. Treasury
     Note, par value $8,728,000, 5.50%,
     matures 11/15/98, market
     value $8,774,677) (B)              $8,602        $  8,602
   J.P. Morgan
     6.46%, dated 12/31/97, matures
     01/02/98, repurchase price $8,764,245
     (collateralized by U.S. Treasury
     Bond, par value $6,256,000, 9.875%,
     matures 11/15/15, market value
     $8,937,099) (B)                     8,761           8,761
                                                      --------
Total Repurchase Agreements
   (Cost $17,363)                                       17,363
                                                      --------
Total Investments--101.5%
   (Cost $62,422)                                       62,422
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--(1.5%)                 (900)
                                                      --------

NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 61,520,901 outstanding shares
     of beneficial interest                             61,521
   Accumulated net realized gain on investments              1
                                                      --------
Total Net Assets--100.0%                              $ 61,522
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share--Class I                           $   1.00
                                                      ========
(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.
(B) TRI-PARTY REPURCHASE AGREEMENT.
MTN -- MEDIUM TERM NOTE


    The accompanying notes are an integral part of the financial statements.
================================================================================

================================================================================
Statement of Operations (000)
FOR THE PERIOD ENDED DECEMBER 31, 1997  (Unaudited)


                                                      -------------
                                                      INSTITUTIONAL
                                                         SELECT
                                                          MONEY
                                                         MARKET
                                                        FUND (1)
                                                      -------------
INTEREST INCOME:                                          $1,067
                                                      -------------

EXPENSES:
Investment advisory fee                                       19
Less: Investment advisory fee waived                         (10)
Administration fee                                            19
Custody fee                                                    5
Transfer agency fee                                            7
Professional fees                                              3
Registration fees                                             12
Printing expense                                               1
Amortization of deferred
   organizational costs                                        1
                                                      -------------
   Total expenses, net of waivers                             57
                                                      -------------
NET INVESTMENT INCOME                                      1,010

   Net realized gain
   on investments                                              1
                                                      -------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $1,011
                                                      =============

(1) THE INSTITUTIONAL SELECT MONEY MARKET FUND COMMENCED OPERATIONS ON JULY 1, 1997.


    The accompanying notes are an integral part of the financial statements.
================================================================================
4

                                                           [PILLAR LOGO OMITTED]
================================================================================
Statement of Changes in Net Assets (000)
FOR THE PERIOD ENDED DECEMBER 31, 1997  (Unaudited)



                                                               --------------
                                                                INSTITUTIONAL
                                                                SELECT MONEY
                                                               MARKET FUND (1)
                                                               --------------
                                                                    1997
                                                               ==============

INVESTMENT ACTIVITIES:
   Net investment income                                         $   1,010
Net realized gain on securities sold                                     1
   Net increase in net assets resulting                        --------------
   from operations                                                   1,011
DISTRIBUTIONS TO SHAREHOLDERS:                                 --------------
   Net investment income:
   Class I                                                          (1,010)
   Realized capital gains:
   Class I                                                              --
                                                               --------------
          Total distributions                                       (1,010)
                                                               --------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class I:
      Shares issued                                                 78,541
      Shares issued in lieu of cash distributions                       74
      Shares redeemed                                              (17,094)
                                                               --------------
         Net Class I share transactions                             61,521
                                                               --------------
   Increase in net assets from
     share transactions                                             61,521
                                                               --------------
   Total increase in net assets                                     61,522
                                                               --------------
NET ASSETS:
   Beginning of period                                                  --
                                                               --------------
NET ASSETS:
   End of period                                                  $ 61,522
                                                               ==============

(1) THE INSTITUTIONAL SELECT MONEY MARKET FUND COMMENCED OPERATIONS ON JULY 1, 1997.

    The accompanying notes are an integral part of the financial statements.
================================================================================

================================================================================
Financial Highlights (Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED DECEMBER 31, 1997





            NET ASSET                   REALIZED AND      DISTRIBUTIONS                                             RATIO OF
              VALUE          NET         UNREALIZED         FROM NET        NET ASSET                NET ASSETS     EXPENSES
            BEGINNING    INVESTMENT    GAINS OR LOSSES      INVESTMENT      VALUE END    TOTAL         END OF      TO AVERAGE
            OF PERIOD      INCOME       ON SECURITIES         INCOME        OF PERIOD    RETURN     PERIOD (000)   NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SELECT MONEY MARKET FUND (1)
--------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1997       $1.00         $0.03             --             $(0.03)          $1.00      5.48%        $ 61,522        0.30%



                        RATIO OF    RATIO OF
          RATIO OF      EXPENSES   NET INCOME
             NET       TO AVERAGE  TO AVERAGE
           INCOME      NET ASSETS  NET ASSETS
         TO AVERAGE    (EXCLUDING  (EXCLUDING
         NET ASSETS     WAIVERS)     WAIVERS)
---------------------------------------------
INSTITUTIONAL SELECT MONEY MARKET FUND (1)
---------------------------------------------
   CLASSI
   1997     5.34%         0.35%       5.29%


(1) COMMENCED OPERATIONS ON JULY 1, 1997. ALL RATIOS, INCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.




    The accompanying notes are an integral part of the financial statements.
================================================================================
6

                                                           [PILLAR LOGO OMITTED]
================================================================================
Notes to Financial Statements
As of December 31, 1997 (Unaudited)


1. ORGANIZATION
The Pillar Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company with seventeen funds: the U.S. Treasury Securities Money Market Fund, the Prime Obligation Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Treasury Securities Plus Money Market Fund, the Institutional Select Money Market Fund, (the "Money Market Funds") the Short-Term Investment Fund, the Fixed Income Fund, the New Jersey Municipal Securities Fund, the Intermediate-Term Government Securities Fund, the Pennsylvania Municipal Securities Fund, the GNMA Fund, (the "Fixed Income Funds") the Equity Growth Fund, the Equity Value Fund, the Equity Income Fund, the Mid Cap Fund, the International Growth Fund (the "Equity Funds") and the Balanced Fund. Each of the Funds is "diversified" for purposes of the 1940 Act except for the New Jersey Municipal Securities Fund, the Pennsylvania Municipal Securities Fund and the International Growth Fund, each of which is a non-diversified Fund. Shares of the U.S. Treasury Securities Plus Money Market Fund are offered exclusively to customers of the Money Desk of the Bank Investment Division of Summit Bank. The minimum investment for this Fund is $100,000. The financial statements included herein present information relating to Institutional Select Money Market Fund (the "Fund"). The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Fund.
     SECURITY VALUATION--The value of investment securities held by the Fund are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     FEDERAL INCOME TAXES--It is the Fund's intention to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of the Repurchase Agreements and procedures adopted by the Adviser ensure that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty.
If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Interest income is recorded on the accrual basis.
     DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income for the Fund are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually for the Fund.
     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net assets each day.
     USE OF ESTIMATES--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial


================================================================================
7

================================================================================
Notes to Financial Statements (CONCLUDED)



statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES
Organizational costs have been capitalized by the Fund and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.
     Certain officers and/or trustees of the Trust are also officers and/or directors of SEI Fund Resources (the "Administrator"). Such officers are paid no fees by the Trust for serving as officers of the Trust. The Trust pays each unaffiliated trustee an annual fee for attendance at quarterly, interim and committee meetings.

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Fund and the Administrator are parties to an administration agreement (the "Agreement"), under which the Administrator provides the Fund with administrative services for an annual fee that is calculated daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Fund.
     SEI Investments Distribution Co. (the "Distributor") acts as the distributor of the Fund's shares. No compensation is paid to the Distributor for distribution services for shares of the Fund.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS
The Fund and Summit Bank Investment Management Division, a division of Summit Bank, (the "Adviser") are parties to an advisory agreement. Under the terms of the agreement, the Adviser will receive a fee, that is calculated daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive all or a portion of its fee in order to limit the operating expenses of the Fund.
     Summit Bank also acts as Custodian of securities for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. For its services, the Custodian receives a fee, that is calculated daily and paid monthly, at an annual rate of 0.025% of the average daily net assets of the Fund.



================================================================================
8

                            PART C: OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

           Financial statements and exhibits filed as part of the Registration
           Statement:

           (a) Part A - Financial Highlights

           (b) Part B


           (i) The following unaudited financial statements for the Institutional Select Money Market Fund for the period ended December 31, 1997 are included in the Statement of Additional Information.


           Schedule of Investments
           Statement of Assets and Liabilities
           Statement of Operations
           Statement of Changes in Net Assets
           Financial Highlights
           Notes to Financial Statements


           (ii) The following unaudited financial statements for the U.S. Treasury Securities Plus Money Market, U.S. Treasury Securities Money Market, Prime Obligation Money Market (Class A and Class I Shares), Tax-Exempt Money Market, Short-Term Investment, Fixed Income, New Jersey Municipal Securities, Pennsylvania Municipal Securities, Intermediate-Term Government Securities, Equity Growth, Equity Value, Equity Income, GNMA, Mid Cap, Balanced and International Growth Funds for the fiscal period ended June 30, 1997, are incorporated by reference into the Statement of Additional Information from Form N-30D filed on August 25, 1997 with Accession Number 0000935069-97-000127.

           Schedule of Investments
           Statement of Assets and Liabilities
           Statement of Operations
           Statement of Changes in Net Assets
           Financial Highlights
           Notes to Financial Statements

           (iii) The following audited financial statements for the U.S. Treasury Securities Plus Money Market, U.S. Treasury Securities Money Market, Prime Obligation Money Market (Class A and Class I Shares), Tax-Exempt Money Market, Short-Term Investment, Fixed Income, New Jersey Municipal Securities, Pennsylvania Municipal Securities, Intermediate-Term Government Securities, Equity Growth, Equity Value, Equity Income, GNMA, Mid Cap, Balanced and International Growth Funds for the fiscal year ended December 31, 1996, including the report of Arthur Andersen LLP dated February 14, 1997, are incorporated by reference into the Statement of Additional Information from Form N-30D filed on February 27, 1997 with Accession Number 0000935069-97-000018.

           Schedule of Investments
           Statement of Assets and Liabilities
           Statement of Operations
           Statement of Changes in Net Assets
           Financial Highlights
           Notes to Financial Statements


(1) Registrant's Declaration of Trust dated September 9, 1991 originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-44712), filed with the Securities and Exchange Commission on December 23, 1991.*
(2) Registrant's By-laws originally filed with Registrant's Registration Statement on Form N-1A (File No. 33- 44712), with the Securities and Exchange Commission on December 23, 1991.*
(3)        Not Applicable.
(4)        Not Applicable.
(5)(a) Administration Agreement between Registrant and SEI Financial Management Corporation dated February 28, 1992 as amended May 25, 1996 and December 1, 1996.**
(5)(b) Registrant's Consent to Assignment and Assumption dated June 1, 1996 of the Administration Contract dated February 28, 1992, as amended May 25, 1993.**
(5)(c) Investment Advisory Agreement between Registrant and United Jersey Bank Investment Management Division dated April 28, 1996.**
(5)(d) Investment Advisory Agreement dated April 28, 1996 between Registrant and United Jersey Bank Investment Management Division (the "Advisor") with respect to the International Growth Portfolio.**
(5)(e) Investment Sub-Advisory Agreement dated April 28, 1996 between the Advisor and Wellington Management Company, LLP.**
(5)(f) Transfer Agent Agreement originally filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-44712) with the Securities and Exchange Commission on September 24, 1992.*
(5)(g) Form of Transfer Agent Agreement between Registrant and State Street Bank and Trust Company is filed herewith.

(6)(a) Distribution Agreement between Registrant and SEI Financial Services Company dated February 28, 1992.*
(6)(b) Distribution and Agreement-Class B Shares between Registrant and SEI Financial Services Company dated February 20, 1997.***
(7)        Not Applicable.
(8)(a) Custodian Agreement dated February 28, 1992 between Registrant and United Jersey Bank originally filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on September 24, 1992.*
(8)(b) Custodian Agreement dated April 22, 1992 between United Jersey Bank and The Bank of California, National Association originally filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on February 10, 1995.*
(9)        Not Applicable.
(10) Opinion and Consent of Counsel originally filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on March 27, 1992.*
(11)       Consent of Independent Public Accountants is filed herewith.
(12)       Not Applicable.
(13)       Not Applicable.
(14)       Not Applicable.
(15)(a)    Distribution Plan-Class A (formerly Class B).**
(15)(b)    Distribution Plan-U.S. Treasury Securities Plus Money Market Fund.*
(15)(c)    Amended and Restated Rule 18f-3 Multiple Class Plan dated
           February 20, 1997.***
(15)(d)    Distribution Plan-Class B Shares dated February 20, 1997.***
(16) Performance Quotation Computation originally filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on March 1, 1993, is incorporated by reference.
(24) Powers of Attorney for Robert A. Nesher, Ray Konrad, Arthur L. Berman, Christine H. Yackman, James B. Grecco, Thomas D. Sayles, Jr., Mark E. Nagle and David G. Lee are filed herewith.
(27)       Financial Data Schedules are filed herewith.

----------
* Incorporated by reference to Post-Effective Amendment No. 9, as filed on November 13, 1996.
** Incorporated by reference to Post-Effective Amendment No. 10, as filed on February 28, 1997.
*** Incorporated by reference to Post-Effective Amendment No. 11, as filed on April 30, 1997.

Item 25.   Persons Controlled by or under Common Control with Registrant

           See the Prospectuses and the Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Corporation which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 26.   Number of Holders of Securities:
           As of January 13, 1998,


                                                                                                 Number of
                Title and Class                                                                Record Holders
                ---------------                                                                --------------
                Units of beneficial interest, without par value--
                   U.S. Treasury Securities Money Market Fund--Class A.........................       66
                   U.S. Treasury Securities Money Market Fund--Class I.........................       11
                   U.S. Treasury Securities Plus Money Market Fund.............................      224
                   Prime Obligation Money Market Fund--Class A.................................      252
                   Prime Obligation Money Market Fund--Class B.................................        4
                   Prime Obligation Money Market Fund--Class I.................................      519
                   Prime Obligation Money Market Fund--Class S.................................        2
                   Tax-Exempt Money Market Fund--Class A.......................................       78
                   Tax-Exempt Money Market Fund--Class I.......................................      158
                   Short-Term Investment Fund--Class A.........................................       47
                   Short-Term Investment Fund--Class I.........................................      206
                   Fixed Income Fund--Class A..................................................      389
                   Fixed Income Fund--Class B..................................................       42
                   Fixed Income Fund--Class I..................................................      423
                   New Jersey Municipal Securities Fund--Class A...............................      661
                   New Jersey Municipal Securities Fund--Class I...............................      166
                   Pennsylvania Municipal Securities Fund--Class A.............................       16
                   Pennsylvania Municipal Securities Fund--Class I.............................        8
                   Intermediate-Term Government Securities Fund--Class A.......................       94
                   Intermediate-Term Government Securities Fund--Class I.......................      103
                   GNMA Fund--Class A..........................................................       86
                   GNMA Fund--Class I..........................................................       93
                   Equity Value Fund--Class A..................................................      800
                   Equity Value Fund--Class B..................................................      585
                   Equity Value Fund--Class I..................................................      244
                   Equity Income Fund--Class A.................................................      944
                   Equity Income Fund--Class B.................................................      752
                   Equity Income Fund--Class I.................................................      255
                   Mid Cap Fund--Class A.......................................................      634
                   Mid Cap Fund--Class I.......................................................      100
                   Balanced Fund--Class A......................................................      730
                   Balanced Fund--Class B......................................................      330
                   Balanced Fund--Class I......................................................        9
                   International Growth Fund--Class A..........................................      145
                   International Growth Fund--Class B..........................................       28
                   International Growth Fund--Class I..........................................      240
                   Equity Growth Fund--Class A.................................................      145
                   Equity Growth Fund--Class B.................................................       41
                   Equity Growth Fund--Class I.................................................       14
                   Institutional Select Money Market Fund......................................        5

Item 27.  Indemnification:

          Article VIII of the Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Advisor:

          Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of a director, officer, employee, partner or trustee are as follows:


       Name and Position                           Name of                        Connection with
    with Investment Advisor                     Other Company                      Other Company
    -----------------------                     -------------                     ---------------
Directors:

T. Joseph Semrod, Chairman, Chief
Executive Officer & Director................ Summit Bancorp                       Chairman & CEO

Robert G. Cox, President & Director......... Summit Bancorp                       President

John G. Collins, Vice Chairman &
Director.................................... Summit Bancorp                       Vice Chairman

Bjorn Ahlstrom, Director.................... Volvo North America                  --
                                             Corporation, Retired

Robert L. Boyle, Director................... William H. Hintelmann Firm           Representative

James C. Brady, Jr., Director............... Mill House Associates, L.P.          Partner

Barry D. Brown, Director.................... Princeton Insurance Co.              Chairman


T.J. Dermot Dunphy, Director................ Sealed Air Corporation               Chairman & CEO


Anne Evans Estabrook, Director.............. Elberon Development Co.              Owner

Elinor J. Ferdon, Director.................. Girl Scouts of the USA               President

Samuel Gerstein, Esq., Director............. Gerstein, Cohen & Grayson            Partner


       Name and Position                           Name of                        Connection with
    with Investment Advisor                     Other Company                      Other Company
    -----------------------                     -------------                     ---------------
Directors:

Richard H. Goldberger, Director............. Linda's Flame Roasted Chicken        Chairman

Robert S. Hekemian, Director................ Hekemian & Co., Inc.                 Chairman & CEO

Thomas C. Jamieson, Jr., Esq., Director..... Jamieson, Moore, Peskin &            Chairman & President
                                             Spicer, PA

Vincent P. Langone, Director................ L&S Incorporated                     --

Francis J. Mertz, Director.................. Fairleigh Dickinson University       President

George L. Miles, Jr., Director.............. WQED Pittsburgh                      President & CEO



Henry S. Patterson II, Director............. E'town Corporation                   President

Raymond Silverstein, Director............... Alloy, Silverstein, Shapiro,         Consultant
                                             Adams, Mulford & Co.

Orin R. Smith, Director..................... Engelhard Corp.                      Chairman & CEO

Sylvester L. Sullivan, Director............. Car Rentals, Inc.                    President

Joseph M. Tabak, Director................... JPC Enterprises, Inc.                President & CEO

Robert A. Woodruff, Director................ Woodruff Oil Company                 President


          Wellington Management Company, LLP ("WMC") is the investment sub-advisor for the International Growth Fund. The principal address of WMC is 75 State Street, Boston, MA 02109.

          The list required by this Item 28 of officers and directors of WMC, together with information as to any other business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by WMC pursuant to the Advisers Act (SEC File No. 801-15908).

Item 29.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

          Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

          SEI Daily Income Trust                              July 15, 1982
          SEI Liquid Asset Trust                              November 29, 1982
          SEI Tax Exempt Trust                                December 3, 1982

          SEI Index Funds                                     July 10, 1985
          SEI Institutional Managed Trust                     January 22, 1987
          SEI International Trust                             August 30, 1988
          The Advisors' Inner Circle Fund                     November 14, 1991
          CUFUND                                              May 1, 1992
          STI Classic Funds                                   May 29, 1992
          CoreFunds, Inc.                                     October 30, 1992
          First American Funds, Inc.                          November 1, 1992
          First American Investment Funds, Inc.               November 1, 1992
          The Arbor Fund                                      January 28, 1993
          Boston 1784 Funds(R)                                June 1, 1993
          The PBHG Funds, Inc.                                July 16, 1993
          Marquis Funds(R)                                    August 17, 1993
          Morgan Grenfell Investment Trust                    January 3, 1994
          The Achievement Funds Trust                         December 27, 1994
          Bishop Street Funds                                 January 27, 1995
          CrestFunds, Inc.                                    March 1, 1995
          STI Classic Variable Trust                          August 18, 1995
          ARK Funds                                           November 1, 1995
          Monitor Funds                                       January 11, 1996
          FMB Funds, Inc.                                     March 1, 1996
          SEI Asset Allocation Trust                          April 1, 1996
          TIP Funds                                           April 30, 1996
          SEI Institutional Investments Trust                 June 14, 1996
          First American Strategy Funds, Inc.                 October 1, 1996
          HighMark Funds                                      February 15, 1997
          Armada Funds                                        March 8, 1997
          PBHG Insurance Series Fund, Inc.                    April 1, 1997
          The Expedition Funds                                June 9, 1997

          The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                 Position and Office                                    Positions and Offices
      Name                        with Underwriter                                          with Registrant
      ----                       -------------------                                    ---------------------
Alfred P. West, Jr.        Director, Chairman & Chief Executive Officer                          --
Henry H. Greer             Director, President & Chief Operating Officer                         --
Carmen V. Romeo            Director, Executive Vice President & President-Investment
                               Advisory Group                                                    --


                                 Position and Office                                    Positions and Offices
      Name                        with Underwriter                                          with Registrant
      ----                       -------------------                                    ---------------------
Gilbert L. Beebower        Executive Vice President                                              --
Richard B. Lieb            Executive Vice President, President-Investment Services Division      --
Dennis J. McGonigle        Executive Vice President                                              --
Leo J. Dolan, Jr.          Senior Vice President                                                 --
Carl A. Guarino            Senior Vice President                                                 --
Larry Hutchison            Senior Vice President                                                 --
David G. Lee               Senior Vice President                                                 --
Jack May                   Senior Vice President                                                 --
A. Keith McDowell          Senior Vice President                                                 --
Hartland J. McKeown        Senior Vice President                                                 --
Barbara J. Moore           Senior Vice President                                                 --
Kevin P. Robins            Senior Vice President, General Counsel & Secretary                    --
Robert Wagner              Senior Vice President                                                 --
Patrick K. Walsh           Senior Vice President                                                 --
Robert Aller               Vice President                                                        --
Marc H. Cahn               Vice President & Assistant Secretary                                  --
Gordon W. Carpenter        Vice President                                                        --
Todd Cipperman             Vice President & Assistant Secretary                                  --
Robert Crudup              Vice President & Managing Director                                    --
Barbara Doyne              Vice President                                                        --
Jeff Drennen               Vice President                                                        --
Vic Galef                  Vice President & Managing Director                                    --
Kathy Heilig               Vice President & Treasurer                                            --
Michael Kantor             Vice President                                                        --
Samuel King                Vice President                                                        --
Kim Kirk                   Vice President & Managing Director                                    --
John Krzeminski            Vice President & Managing Director                                    --
Carolyn McLaurin           Vice President & Managing Director                                    --
W. Kelso Morrill           Vice President                                                        --
Mark Nagle                 Vice President                                                        --
Joanne Nelson              Vice President                                                        --
Barbara A. Nugent          Vice President & Assistant Secretary                                  --
Sandra K. Orlow            Vice President & Assistant Secretary                                  --
Cynthia M. Parrish         Vice President & Assistant Secretary                                  --
Donald Pepin               Vice President & Managing Director                                    --
Kim Rainey                 Vice President                                                        --
Rob Redican                Vice President                                                        --
Maria Rinehart             Vice President                                                        --
Mark Samuels               Vice President & Managing Director                                    --
Steve Smith                Vice President                                                        --
Daniel Spaventa            Vice President                                                        --
Kathryn L. Stanton         Vice President & Assistant Secretary                                  --
Wayne M. Withrow           Vice President & Managing Director                                    --
James Dougherty            Director of Brokerage Services                                        --

Item 30.  Location of Accounts and Records:

          Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

               (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b);
          (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

                   Summit Bank
                   210 Main Street
                   Hackensack, NJ 07601

                   Union Bank of California Global Custody
                   475 Sansome Street
                   11th Floor
                   San Francisco, CA 94111

               (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C)
          and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the
          required books and records are maintained at the offices of Registrant's Administrator:

                   SEI Fund Resources
                   Oaks, PA  19456

               (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisor or Sub-Advisor:

                   Summit Bank Investment Management Division,
                      a division of Summit Bank
                   210 Main Street
                   Hackensack, NJ 07601

                   Wellington Management Company, LLP
                   75 State Street
                   Boston, MA  02109

Item 31.  Management Services: None.

Item 32.  Undertakings:

          Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), inform the Board of Trustees of their desire to communicate with shareholders of the Trust, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

          Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the 1940 Act relating to shareholder communications.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

                                     NOTICE

          A copy of the Agreement and Declaration of Trust for The Pillar Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 15 to the Registration Statement No. 33-44712 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 28th day of January, 1998.



                                            THE PILLAR FUNDS


                                            By: /s/ David G. Lee
                                                -------------------------------
                                                David G. Lee
                                                President & Chief Executive
                                                Officer


          Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


       *                              Trustee                   January 28, 1998
-----------------------------
       Arthur L. Berman


       *                              Trustee                   January 28, 1998
-----------------------------
       Ray  Konrad


       *                              Trustee                   January 28, 1998
-----------------------------
       Robert A. Nesher


       *                              Trustee                   January 28, 1998
-----------------------------
       Christine H. Yackman


       *                              Trustee                   January 28, 1998
-----------------------------
       James B. Grecco


       *                              Trustee                   January 28, 1998
-----------------------------
       Thomas D. Sayles, Jr.


/s/ Mark E. Nagle                     Controller                January 28, 1998
-----------------------------         & Chief Financial Officer
    Mark E. Nagle


*By: /s/ David G. Lee
----------------------------
         David G. Lee
         Attorney-in-Fact

                                  EXHIBIT INDEX


 Exhibit                                  Name
 -------                                  ----

EX-99.B1 Registrant's Declaration of Trust dated September 9, 1991 originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-44712), filed with the Securities and Exchange Commission on December 23, 1991.*

EX-99.B2 Registrant's By-laws originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on December 23, 1991.*

EX-99.B5(a)     Administration Agreement between Registrant and SEI Financial
                Management Corporation dated February 28, 1992, as amended May
                25, 1996 and December 1, 1996.**

EX-99.B5(b)     Registrant's Consent to Assignment and Assumption dated June 1,
                1996 of the Administration Contract dated February 28, 1992, as amended May 25, 1993.**

EX-99.B5(c)     Investment Advisory Agreement between Registrant and United
                Jersey Bank Investment Management Division dated April 28,
                1996.**

EX-99.B5(d)     Investment Advisory Agreement dated April 28, 1996 between
                Registrant and United Jersey Bank Investment Management Division
                (the "Advisor") with respect to the International Growth
                Portfolio.**

EX-99.B5(e)     Investment Sub-Advisory Agreement between the Advisor and
                Wellington Management Company, LLP.**

EX-99.B5(f)     Transfer Agent Agreement originally filed with Post-Effective
                Amendment No. 1 to Registrant's Registration Statement on Form
                N-1A (File No. 33-44712) with the Securities and Exchange
                Commission on September 24, 1992.**

EX-99.B5(g)     Form of Transfer Agent Agreement between Registrant and State
                Street Bank and Trust Company is filed herewith.

EX-99.B6(a)     Distribution Agreement between Registrant and SEI Financial
                Services Company dated February 28, 1992, as amended May 25,
                1993, originally filed with Post-Effective Amendment No. 1 to
                Registrant's Registration Statement on Form N-1A (File No.
                33-44712) with the Securities and Exchange Commission on September 24, 1992.*

EX-99.B6(b)     Distribution Agreement-Class B Shares between Registrant and SEI
                Financial Services Company dated February 20, 1997.***

EX-99.B8(a)     Custodian Agreement dated February 28, 1992 between Registrant and United Jersey Bank originally filed with Post-Effective
                Amendment No. 1 to Registrant's Registration Statement on Form
                N-1A (File No. 33-44712), with the Securities and Exchange
                Commission on September 24, 1992.*

 Exhibit                                  Name
 -------                                  ----

EX-99.B8(b)     Custodian Agreement dated April 22, 1992 between United Jersey
                Bank and The Bank of California, National Association originally filed with Post-Effective Amendment No. 5 to Registrant's
                Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on February 10, 1995.*

EX-99.B10       Opinion and Consent of Counsel originally filed with
                Pre-Effective Amendment No. 2 to Registrant's Registration
                Statement on Form N-1A (File No. 33-44712) with the Securities and Exchange Commission on March 27, 1992.*

EX-99.B11       Consent of Independent Public Accountants is filed herewith.

EX-99.B15(a)    Distribution Plan-Class A (formerly Class B) is incorporated by reference to Post-Effective Amendment No. 10.**

EX-99.B15(b)    Distribution Plan-U.S. Treasury Securities Plus Money Market
                Fund originally filed with Post-Effective Amendment No. 2 to
                Registrant's Registration Statement on Form N-1A (File No.
                33-44712), filed with the Securities and Exchange Commission on March 1, 1993.**

EX-99.B15(c)    Amended and Restated Rule 18f-3 Multiple Class Plan dated
                February 20, 1997.

EX-99.B15(d)    Distribution Plan-Class B Shares dated February 20, 1997.***

EX-99.B16       Performance Quotation Computation originally filed with
                Post-Effective Amendment No. 2 to Registrant Registration
                Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on March 1, 1993, is incorporated by reference.

EX-99.B24       Powers of Attorney for Robert A. Nesher, Ray Konrad, Arthur L.
                Berman, Christine H. Yackman, James B. Grecco, Thomas D. Sayles,
                Jr., Mark E. Nagle and David G. Lee are filed herewith.

EX-99.B27       Financial Data Schedules are filed herewith.

----------
* Incorporated by reference to Post-Effective Amendment No. 9, as filed on November 13, 1996.
** Incorporated by reference to Post-Effective Amendment No. 10, as filed on February 28, 1997.
*** Incorporated by reference to Post-Effective Amendment No. 11, as filed on April 30, 1997.


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